CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS (Tables)	12 Months Ended
Mar. 31, 2021
CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS
Schedule of statements of Loss with respect to sale and costs of good sold

	Year ended		Year ended
	March 31, 2020,		March 31, 2020
	as originally reported	Correction	(Corrected)
Sales	$2,772,809	$380,843	$3,153,652
Cost of goods sold	2,136,456	380,843	2,517,299
Gross margin	636,353	—	636,353

	Year ended		Year ended
	March 31, 2019,		March 31, 2019
	as originally reported	Correction	(Corrected)
Sales	$3,038,438	$402,955	$3,441,393
Cost of goods sold	2,359,867	402,955	2,762,822
Gross margin	678,571	—	678,571